Payments, Details - 12 months ended Dec. 31, 2025 - CAD ($)	Amount	Type	Country	Govt.	Project	Ext. Method
#: 1
	$ 15,190,000	Taxes	BRAZIL	Federal Government of Brazil [Member]	Xuxa mine (Phase I) [Member]	Open Pit
#: 2
	1,550,000	Taxes	BRAZIL	State Government of Minas Gerais [Member]	Xuxa mine (Phase I) [Member]	Open Pit
#: 3
	$ 640,000	Taxes	BRAZIL	Municipality of Itinga [Member]	Xuxa mine (Phase I) [Member]	Open Pit